Cover Page	12 Months Ended
Mar. 31, 2021 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	WIT
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Entity Registrant Name	WIPRO LTD
Entity Central Index Key	0001123799
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,479,138,555
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	IN
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards